Convertible Note Payable Due to Related Party (Details) - USD ($)	Dec. 15, 2017	Jun. 30, 2018	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Note Payable Due to Related Party (Textual)
Convertible note payable amount				$ 900,000
Sale of common stock price		$ 0.75		$ 0.75
Convertible note payable due to a related party			$ 900,000
Red Earth LLC [Member]
Convertible Note Payable Due to Related Party (Textual)
Convertible note payable amount	$ 900,000
Conversion price	$ 0.75
Percentage of accrues interest	0.50%
Sale of common stock price	$ 0.75
Related party transaction, percentage	50.00%